Other Real Estate Owned ("OREO") (Activity Related to Other Real Estate Owned) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Real Estate Owned [Roll Forward]
Balance, beginning of year	$ 166	$ 966	$ 966	$ 5,710
Transfers into real estate owned	265	$ 142	141	2,357
Transfers to other assets			0	0
Sale of real estate owned			(1,033)	(6,027)
Gain (loss) on sale of real estate owned			31	(692)
Increase (decrease) in carrying amount of real estate owned			61	(382)
Balance, end of year	$ 431		$ 166	$ 966